UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund
February 28, 2017 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 101.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 2.5%
Mobile County Industrial Development
Authority,
Gulf Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.69	3/7/17	9,000,000	[a]	9,000,000
Tender Option Bond Trust Receipts (Series
2016-YX1036),
(Alabama Federal Aid Highway
Authority, Special Obligation Revenue)
(Liquidity Facility; Barclays Bank PLC)	0.68	3/7/17	11,740,000	[a,b,c]	11,740,000
					20,740,000
Arizona - 1.4%
Maricopa County Industrial Development
Authority,
MFHR (San Clemente Apartments
Project) (Liquidity Facility; FNMA and
LOC; FNMA)	0.80	3/7/17	1,010,000	[a]	1,010,000
Tender Option Bond Trust Receipts (Series
2016-XM0304),
(Mesa, Excise Tax Revenue Obligations)
(Liquidity Facility; Royal Bank of
Canada)	0.72	3/7/17	10,135,000	[a,b,c]	10,135,000
					11,145,000
California - 3.6%
California Enterprise Development
Authority,
IDR (Gordon Brush Manufacturing
Company, Inc. Project) (LOC; Wells
Fargo Bank)	0.79	3/7/17	5,000,000	[a]	5,000,000
RIB Floater Trust (Series 2017-004),
(California Health Facilities Financing
Authority, Revenue (Diginty Health))
(LOC; Barclays Bank PLC and Liquidity
Facility; Barclays Bank PLC)	0.72	3/7/17	24,000,000	[a,b,c]	24,000,000
					29,000,000
Colorado - 6.2%
Colorado Health Facilities Authority,
Revenue (Sisters of Charity of
Leavenworth Health System) (Citigroup
ROCS, Series 2015-XM0054) (Liquidity
Facility; Citibank NA)	0.67	3/7/17	4,700,000	[a,b,c]	4,700,000
Fort Collins,
EDR (The Residence at Oakridge
Project) (LOC; U.S. Bank NA)	0.70	3/7/17	1,700,000	[a]	1,700,000
Southern Ute Indian Tribe of the Southern
Ute Indian Reservation,
Revenue	0.69	3/7/17	35,000,000	[a,b]	35,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 101.1%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado - 6.2% (continued)
Southern Ute Indian Tribe of the Southern
Ute Indian Reservation,
Revenue	0.69	3/7/17	9,000,000	[a]	9,000,000
					50,400,000
Florida - 9.5%
Broward County Health Facilities
Authority,
Revenue (Henderson Mental Health
Center, Inc. Project) (LOC; Northern
Trust Company)	0.65	3/7/17	5,100,000	[a]	5,100,000
Broward County Housing Finance
Authority,
MFHR (Cypress Grove Apartments
Project) (LOC; FNMA)	0.66	3/7/17	31,630,000	[a]	31,630,000
Charlotte County School District,
GO Notes, TAN	2.03	3/31/17	4,000,000		4,004,191
Florida Turnpike Authority,
Turnpike Revenue (Putters Program
Series 2539) (Liquidity Facility;
JPMorgan Chase Bank)	0.69	3/7/17	11,330,000	[a,b,c]	11,330,000
Gainesville,
Utilities System Revenue, CP (Liquidity
Facility; Bank of America)	0.75	3/7/17	4,900,000		4,900,000
Hillsborough County Housing Finance
Authority,
MFHR (Brandywine Apartments) (LOC;
Citibank NA)	0.67	3/7/17	4,075,000	[a]	4,075,000
Hillsborough County Housing Finance
Authority,
MFHR (Hunt Club Apartments) (LOC;
FHLB)	0.67	3/7/17	5,070,000	[a]	5,070,000
Kissimmee Utility Authority,
CP (Liquidity Facility; JPMorgan Chase
Bank)	0.74	4/5/17	10,000,000		10,000,000
Polk County Industrial Development
Authority,
IDR (Florida Treatt, Inc. Project) (LOC;
Bank of America)	0.81	3/7/17	1,300,000	[a]	1,300,000
					77,409,191
Georgia - 3.7%
Atkinson County-Coffee County Joint
Development Authority,
SWDR (Langboard, Inc.Project) (LOC;
Wells Fargo Bank)	0.67	3/7/17	6,000,000	[a]	6,000,000
Bartow County Development Authority,
Revenue (VMC Specialty Alloys LLC
Project) (LOC; Comerica Bank)	0.69	3/7/17	2,970,000	[a]	2,970,000
East Point Housing Authority,
MFHR (Robins Creste Apartments
Project) (LOC; FHLMC)	0.79	3/7/17	6,840,000	[a]	6,840,000
Fulton County Development Authority,
Revenue (King's Ridge Christian School
Project) (LOC; Branch Banking and
Trust Co.)	0.67	3/7/17	14,575,000	[a]	14,575,000
					30,385,000

Short-Term Investments - 101.1%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 7.0%
DuPage County,
Revenue (The Morton Arboretum
Project) (LOC; Northern Trust
Company)	0.65	3/7/17	14,000,000	[a]	14,000,000
Illinois Development Finance Authority,
Revenue (Lyric Opera of Chicago
Project) (LOC: BMO Harris NA,
JPMorgan Chase Bank and Northern
Trust Company)	0.62	3/7/17	12,700,000	[a]	12,700,000
Illinois Finance Authority,
IDR (Pollmann North America, Inc.
Project) (LOC; PNC Bank NA)	0.77	3/7/17	1,375,000	[a]	1,375,000
Illinois Finance Authority,
Revenue (Chicago Historical Society)
(LOC; Northern Trust Company)	0.63	3/7/17	8,700,000	[a]	8,700,000
Illinois Finance Authority,
Revenue (Garrett-Evangelical
Theological Seminary Project) (LOC;
FHLB)	0.68	3/7/17	4,490,000	[a]	4,490,000
Southwestern Illinois Development
Authority,
Revenue (Deli Star Ventures Project)
(LOC; Bank of Montreal)	1.25	3/7/17	190,000	[a]	190,000
Tender Option Bond Trust Receipts (Series
2015-ZM0120),
(Illinois Toll Highway Authority, Toll
Highway Senior Revenue) (LOC; Royal
Bank of Canada)	0.69	3/7/17	6,230,000	[a,b,c]	6,230,000
Will County,
SWDR (BASF Corporation Project)	0.74	3/7/17	9,000,000	[a]	9,000,000
					56,685,000
Indiana - 1.6%
Crawfordsville,
MFHR (Autumn Woods Phase II
Apartments) (LOC; FHLB)	0.78	3/7/17	700,000	[a]	700,000
Indiana Finance Authority,
EDR (JRL Leasing, Inc. and LaSarre Co.,
LLC Project) (LOC; PNC Bank NA)	0.75	3/7/17	1,785,000	[a]	1,785,000
Noblesville,
EDR (GreyStone Apartments Project)
(LOC; Bank of America)	0.74	3/7/17	10,350,000	[a]	10,350,000
					12,835,000
Iowa - .0%
Orange City,
IDR (Vogel Enterprises, Limited
Project) (LOC; U.S. Bank NA)	0.79	3/7/17	400,000	[a]	400,000
Kentucky - .0%
Lexington-Fayette Urban County
Government,
Industrial Building Revenue, Refunding
(Liberty Ridge Senior Living, Inc.
Project) (LOC; FHLB)	0.89	3/7/17	300,000	[a]	300,000
Louisiana - 2.8%
Ascension Parish,
Revenue (BASF Corporation Project)	0.74	3/7/17	14,000,000	[a]	14,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 101.1%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana - 2.8% (continued)
Caddo-Bossier Parishes Port Commission,
Revenue (Oakley Louisiana, Inc.
Project) (LOC; Bank of America)	0.79	3/7/17	1,100,000	[a]	1,100,000
Louisiana Local Government Enviromental
Facilities and Community Development
Authority,
Revenue (Honeywell International Inc.
Project)	0.79	3/7/17	6,000,000	[a]	6,000,000
Saint Charles Parish,
PCR, Refunding (Shell Oil Company
Project)	0.58	3/1/17	2,000,000	[a]	2,000,000
					23,100,000
Maryland - .3%
Maryland Industrial Development
Financing Authority,
EDR (Hardwire, LLC Project) (LOC;
Bank of America)	0.81	3/7/17	2,700,000	[a]	2,700,000
Massachusetts - .6%
Massachusettes School Building Authority,
CP (LOC; Citibank NA)	0.71	4/4/17	5,000,000		5,000,000
Michigan - 4.9%
Michigan Housing Development Authority,
Rental Housing Revenue (Liquidity
Facility; JPMorgan Chase Bank)	0.68	3/1/17	15,000,000	[a]	15,000,000
Michigan Housing Development Authority,
Revenue (Liquidity Facility; Royal Bank
of Canada)	0.70	3/7/17	20,000,000	[a]	20,000,000
Tender Option Bond Trust Receipts (Series
2017-XX1043),
(Michigan Finance Authority, HR and
Refunding (Trinity Health Credit
Group)) (Liquidity Facility; Barclays
Bank PLC)	0.67	3/7/17	5,110,000	[a,b,c]	5,110,000
					40,110,000
Minnesota - .9%
Minnesota Housing Finance Agency,
Residential Housing Finance Revenue
(Liquidity Facility; Wells Fargo Bank)	0.67	3/7/17	4,755,000	[a]	4,755,000
Waite Park,
IDR (McDowall Company Project) (LOC;
U.S. Bank NA)	0.82	3/7/17	2,350,000	[a]	2,350,000
					7,105,000
Missouri - 1.2%
Bridgeton Industrial Development
Authority,
Private Activity Revenue (Formtek
Metal Processing, Inc. Project) (LOC;
Bank of America)	0.81	3/7/17	2,425,000	[a]	2,425,000
Platte County Industrial Development
Authority,
IDR (Complete Home Concepts Project)
(LOC; U.S. Bank NA)	0.74	3/7/17	5,875,000	[a]	5,875,000

Short-Term Investments - 101.1%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri - 1.2% (continued)
Saint Louis Industrial Development
Authority,
MFHR (Minerva Place Apartments)
(LOC; FHLMC)	0.67	3/7/17	1,530,000	[a]	1,530,000
					9,830,000
Nevada - 1.2%
Nevada Housing Division,
Multi-Unit Housing Revenue (Oakmont
at Flamingo Road Project) (Liquidity
Facility; FHLB and LOC; FHLB)	0.76	3/7/17	8,500,000	[a,b]	8,500,000
Nevada Housing Division,
Multi-Unit Housing Revenue (Oakmont
at Fort Apache Road Project) (LOC;
FHLB)	0.76	3/7/17	1,400,000	[a]	1,400,000
					9,900,000
New Jersey - 2.6%
Burlington County,
GO Notes, BAN (General Improvement
Bonds and Solid Waste Utility Bonds)	2.02	5/16/17	21,000,000		21,057,101
New York - 12.5%
Albany Industrial Development Agency,
Civic Facility Revenue (Renaissance
Corporation of Albany Project) (LOC;
M&T Trust)	0.69	3/7/17	2,500,000	[a]	2,500,000
Chautauqua County Industrial
Development Agency,
Civic Facility Revenue (The Gerry
Homes Project) (LOC; HSBC Bank USA)	1.28	3/7/17	7,170,000	[a]	7,170,000
Herkimer County Industrial Development
Agency,
IDR (F.E. Hale Manufacturing Company
Facility) (LOC; HSBC Bank USA)	1.08	3/7/17	970,000	[a]	970,000
Nassau County Industrial Development
Agency,
Housing Revenue (Rockville Centre
Housing Associates, L.P. Project) (LOC;
M&T Trust)	0.94	3/7/17	9,210,000	[a]	9,210,000
New York City Housing Development
Corporation,
MFMR (1405 Fifth Avenue Apartments)
(LOC; Citibank NA)	0.65	3/7/17	4,490,000	[a]	4,490,000
New York City Industrial Development
Agency,
IDR (Novelty Crystal Corporation
Project) (LOC; TD Bank)	1.09	3/7/17	3,815,000	[a]	3,815,000
New York City Industrial Development
Agency,
IDR (Super-Tek Products, Inc. Project)
(LOC; Citibank NA)	0.94	3/7/17	2,795,000	[a]	2,795,000
New York State Dormitory Authority,
Court Facilities LR (The City of New
York Issue) (Liquidity Facility; Mizuho
Bank, Ltd.)	0.66	3/7/17	10,000,000	[a]	10,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 101.1%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 12.5% (continued)
New York State Power Authority,
CP (Liquidity Facility: JPMorgan Chase
Bank, State Street Bank and Trust
Co.,Toronto-Dominion Bank and Wells
Fargo Bank)	0.69	3/16/17	2,000,000		2,000,000
Onondaga County Industrial Development
Agency,
IDR (ICM Controls Corporation Project)
(LOC; M&T Trust)	0.84	3/7/17	1,300,000	[a]	1,300,000
Schenectady Industrial Development
Agency,
Civic Facility Revenue (Union Graduate
College Project) (LOC; M&T Trust)	0.69	3/7/17	4,785,000	[a]	4,785,000
Tender Option Bond Trust Receipts (Series
2015-ZF0269),
(Port Authority of New York and New
Jersey, Consolidated Bonds, 169th
Series) (Liquidity Facility; TD Bank)	0.74	3/7/17	2,000,000[a,b,c]		2,000,000
Tender Option Bond Trust Receipts (Series
2015-ZF0275),
(New York City Transitional Finance
Authority, Building Aid Revenue)
(Liquidity Facility; TD Bank)	0.69	3/7/17	2,385,000	[a,b,c]	2,385,000
Tender Option Bond Trust Receipts (Series
2016-YX1034),
(Port Authority of New York and New
Jersey, Consolidated Bonds, 197th
Series) (Liquidity Facility; Barclays
Bank PLC)	0.72	3/7/17	2,380,000	[a,b,c]	2,380,000
Triborough Bridge and Tunnel Authority,
General Revenue, Refunding (MTA
Bridges and Tunnels) (Liquidity
Facility; Landesbank Hessen-Thuringen
Girozentrale)	0.59	3/1/17	11,615,000	[a]	11,615,000
Westchester County,
GO Notes, TAN	1.51	5/26/17	14,000,000		14,026,230
Yonkers Industrial Development Agency,
MFHR (Main Street Lofts Yonkers LLC
Project) (LOC; M&T Trust)	0.95	3/7/17	20,000,000	[a]	20,000,000
					101,441,230
North Carolina - 3.6%
Guilford County Industrial Facilities and
Pollution Control Financing Authority,
IDR (Anco-Eaglin Project) (LOC; Branch
Banking and Trust Co.)	0.75	3/7/17	2,790,000	[a]	2,790,000
North Carolina Capital Facilities Finance
Agency,
Revenue (North Carolina Aquarium
Society Project) (LOC; Bank of America)	0.68	3/7/17	11,760,000	[a]	11,760,000
North Carolina Medical Care Commission,
Health Care Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community) (LOC; Branch
Banking and Trust Co.)	0.66	3/7/17	15,035,000	[a]	15,035,000
					29,585,000

Short-Term Investments - 101.1%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio - 2.3%
Cuyahoga County,
Airport Facilities Revenue (Corporate
Wings Project) (LOC; U.S. Bank NA)	0.79	3/7/17	1,685,000	[a]	1,685,000
Cuyahoga County,
IDR (King Nut Project) (LOC; PNC Bank
NA)	0.75	3/7/17	1,475,000	[a]	1,475,000
Cuyahoga County,
IDR (King Nut Project) (LOC; PNC Bank
NA)	0.75	3/7/17	1,235,000	[a]	1,235,000
Franklin County,
IDR (Ohio Girl Scout Council Project)
(LOC; PNC Bank NA)	0.75	3/7/17	95,000	[a]	95,000
Lorain County,
IDR (Cutting Dynamics, Inc. Project)
(LOC; PNC Bank NA)	0.75	3/7/17	1,040,000	[a]	1,040,000
RIB Floater Trust (Series 2017-003),
(Middletown, Hospital Facilities
Revenue (Premier Health Partners
Obligated Group)) (Liquidity Facility;
Barclays Bank PLC and LOC; Barclays
Bank PLC)	0.79	3/7/17	13,000,000	[a,b,c]	13,000,000
					18,530,000
Pennsylvania - 1.6%
Jackson Township Industrial Development
Authority,
Revenue (Everlast Roofing, Inc. Project)
(LOC; M&T Trust)	0.84	3/7/17	2,705,000	[a]	2,705,000
Lancaster Industrial Development
Authority,
Revenue (Willow Valley Retirement
Communities Project) (Liquidity
Facility; PNC Bank NA)	0.66	3/7/17	7,500,000	[a]	7,500,000
Telford Industrial Development Authority,
IDR (Ridgetop Associates Project) (LOC;
Bank of America)	0.78	3/7/17	2,565,000	[a]	2,565,000
					12,770,000
South Carolina - 1.8%
Beaufort County School District,
GO Notes	3.00	3/1/17	7,655,000		7,655,000
South Carolina Jobs-Economic
Development Authority,
EDR (Lexington-Richland Alcohol and
Drug Abuse Council, Inc. Project) (LOC;
Branch Banking and Trust Co.)	0.68	3/7/17	3,915,000	[a]	3,915,000
Tender Option Bond Trust Receipts (Series
2015-XF2204),
(Charleston, Waterworks and Sewer
System Capital Improvement Revenue)
(Liquidity Facility; Citibank NA)	0.67	3/7/17	3,000,000	[a,b,c]	3,000,000
					14,570,000
Tennessee - 9.1%
Blount County Public Building Authority,
Local Government Public Improvement
Revenue (Liquidity Facility; Branch
Banking and Trust Co.)	0.66	3/7/17	43,150,000	[a]	43,150,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 101.1%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee - 9.1% (continued)
Memphis,
CP (Liquidity Facility; Mizuho Bank,
Ltd.)	0.71	3/16/17	11,000,000		11,000,000
Sevier County Public Building Authority,
Local Government Public Improvement
Revenue (LOC; Bank of America)	0.67	3/7/17	15,320,000	[a]	15,320,000
Shelby County Health Educational and
Housing Facility Board,
Educational Facilities Revenue (Rhodes
College)	0.70	3/7/17	4,895,000	[a]	4,895,000
					74,365,000
Texas - 11.5%
Brazos River Harbor Navigation District of
Brazoria County,
Revenue (BASF Corporation Project)	0.74	3/7/17	9,200,000	[a]	9,200,000
Harris County Health Facilities
Development Corporation,
Revenue, Refunding (The Methodist
Hospital System)	0.54	3/1/17	15,000,000	[a]	15,000,000
Houston,
Utility System Revenue, CP (LOC; Bank
of America)	0.80	3/14/17	10,000,000		10,000,000
Lubbock Independent School District,
Unlimited Tax School Building Bonds
(Liquidity Facility; Wells Fargo Bank
and LOC; Permanent School Fund
Guarantee Program)	0.66	3/7/17	8,000,000	[a]	8,000,000
Port of Port Arthur Navigation District,
Revenue (BASF Corporation Project)	0.74	3/7/17	9,800,000	[a]	9,800,000
Tender Option Bond Trust Receipts (Series
2015-XF2201),
(Texas Water Development Board, State
Water Implementation Revenue)
(Liquidity Facility; Citibank NA)	0.67	3/7/17	3,100,000[a,b,c]		3,100,000
Tender Option Bond Trust Receipts (Series
2016-ZF0471),
(Dallas and Fort Worth, Joint
Improvement Revenue (Dallas/Fort
Worth International Airport)) (LOC;
Royal Bank of Canada)	0.73	3/7/17	10,245,000	[a,b,c]	10,245,000
Texas Department of Housing &
Community Affairs,
SFMR (Liquidity Facility; Texas State)	0.69	3/7/17	2,750,000	[a]	2,750,000
Texas State University System Board of
Regents,
Financing System Revenue, Refunding	3.60	3/15/17	25,645,000		25,677,730
					93,772,730
Utah - 1.7%
Utah Housing Corporation,
SFMR (Liquidity Facility; JPMorgan
Chase Bank)	0.69	3/7/17	3,080,000	[a]	3,080,000
Utah Housing Corporation,
SFMR (Liquidity Facility; JPMorgan
Chase Bank)	0.69	3/7/17	3,825,000	[a]	3,825,000

Short-Term Investments - 101.1%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Utah - 1.7% (continued)
Utah Housing Corporation,
SFMR (Liquidity Facility; JPMorgan
Chase Bank)	0.69	3/7/17	3,615,000	[a]	3,615,000
Utah Housing Finance Agency,
SFMR (Liquidity Facility; JPMorgan
Chase Bank)	0.69	3/7/17	2,965,000	[a]	2,965,000
					13,485,000
Vermont - 1.0%
Vermont Economic Development
Authority,
CP (LOC; JPMorgan Chase Bank NA)	0.75	3/23/17	3,700,000		3,700,000
Vermont Housing Finance Agency,
Multiple Purpose Revenue (Liquidity
Facility; TD Bank)	0.69	3/7/17	4,800,000	[a]	4,800,000
					8,500,000
Virginia - .2%
Norfolk Redevelopment and Housing
Authority,
Revenue (E2F Student Housing I, LLC
Project) (LOC; Bank of America)	0.69	3/7/17	1,615,000	[a]	1,615,000
Washington - 3.8%
Pierce County Economic Development
Corporation,
Industrial Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.79	3/7/17	2,810,000	[a]	2,810,000
Pierce County Economic Development
Corporation,
Industrial Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.79	3/7/17	2,090,000	[a]	2,090,000
Tender Option Bond Trust Receipts (Series
2016-XX1024),
(Port of Tacoma, Revenue, Refunding)
(Liquidity Facility; Barclays Bank PLC)	0.74	3/7/17	14,350,000[a,b,c]		14,350,000
Washington Housing Finance Commission,
Multifamily Revenue (Granite Falls
Assisted Living Project) (LOC; Wells
Fargo Bank)	0.70	3/7/17	2,495,000	[a]	2,495,000
Washington Housing Finance Commission,
Nonprofit Revenue, Refunding
(Panorama City Project) (LOC; Wells
Fargo Bank)	0.72	3/7/17	9,010,000	[a]	9,010,000
					30,755,000
Wisconsin - .9%
Door County Housing Authority,
Housing Revenue (Big Hill Regency
House Project) (LOC; FHLB)	0.79	3/7/17	1,550,000	[a]	1,550,000
Kiel,
IDR (Polar Ware Company Project)
(LOC; Wells Fargo Bank)	0.79	3/7/17	2,175,000	[a]	2,175,000
Manitowoc Community Development
Authority,
Housing Revenue (Southbrook Manor
Project) (LOC; FHLB)	0.79	3/7/17	2,065,000	[a]	2,065,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 101.1%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Wisconsin - .9% (continued)
Milwaukee Redevelopment Authority,
IDR (Fred Usinger, Inc. Project) (LOC;
Bank of Montreal)	0.88	3/7/17	625,000	[a]	625,000
Plymouth,
IDR (Wisconsin Plastic Products, Inc.
Project) (LOC; FHLB)	0.79	3/7/17	1,010,000	[a]	1,010,000
					7,425,000
Wyoming - 1.1%
Green River,
SWDR (OCI Wyoming, L.P. Project)
(LOC; Comerica Bank)	0.79	3/7/17	8,600,000	[a]	8,600,000

Total Investments (cost $823,515,252)			101.1%		823,515,252
Liabilities, Less Cash and Receivables			(1.1%)		(8,790,548)
Net Assets			100.0%		814,724,704

a	Variable rate demand note—rate shown is the interest rate in effect at February 28, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, these securities amounted to $167,205,000 or 20.52% of net assets.

c

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short- term rates).

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	823,515,252
Level 3 - Significant Unobservable Inputs	-
Total	823,515,252

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)